Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Leases - Lease Agreements (Table)

	Land	Office buildings	Liquid Barges	Total right of use assets
Balance as at January 1, 2021	$6,780	$495	$—	$7,275
Lease reassessment	369	—	—	369
Additions	—	1,105	—	1,105
Depreciation expense	(157)	(589)	—	(746)
Balance as at December 31, 2021	$6,992	$1,011	$—	$8,003
Lease reassessment	539	—	—	539
Additions	—	335	2,683	3,018
Depreciation expense	(170)	(542)	—	(712)
Balance as at December 31, 2022	$7,361	$804	$2,683	$10,848
Lease reassessment	527	—	—	527
Additions	1,502	2,271	8,007	11,780
Depreciation expense	(433)	(684)	(1,551)	(2,668)
Balance as at December 31, 2023	$8,957	$2,391	$9,139	$20,487

Leases - Analysis of Lease Liabilities (Table)

	2023	2022	2021
At January 1,	$11,761	$8,751	$7,856
Lease reassessment	527	539	369
Additions	14,811	3,018	1,105
Accretion of interest	1,384	717	678
Payments	(3,814)	(1,264)	(1,257)
At December 31,	$24,669	$11,761	$8,751
Current	$4,046	$1,677	$1,095
Non-current	$20,623	$10,084	$7,656

Leases - Maturity Analysis of Finance Lease (Table)
	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$4,669	$16,677	$24,891	$46,237

Leases - Fixed and Variable Lease Payments (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Fixed lease payments	$3,814	$1,264	$1,257
Variable lease payments	1,725	1,308	845
Total	$5,539	$2,572	$2,102

Leases - Lease Expenses of Lessee (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Depreciation expense of right-of-use assets	$2,668	$712	$746
Finance expense on lease liabilities	1,384	717	678
Expense relating to short-term leases	3,755	4,058	5,887
Total	$7,807	$5,487	$7,311

Leases - Future Minimum Maturity Revenues (Table)
Amount
2024	$106,049
2025	51,547
2026	12,522
2027	2,797
Total	$172,915